FAIR VALUE MEASUREMENT (Table)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Summary of financial assets measured and recorded at fair value on a recurring basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2012.

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs	Total
	Level 1	Level 2	Level 3

As of December 31, 2012
Assets:
Available-for-sale securities	—	—	5,125	5,125
Total assets at fair value	—	—	5,125	5,125